CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - PHP (₱) ₱ in Millions	Total	Issued Capital [Member] Preferred Stock [Member]	Issued Capital [Member] Common Stock [Member]	Treasury Stock [Member]	Treasury Shares Under Employee Benefit Trust Member	Capital in Excess of Par Value [Member]	Other Equity Reserves [Member]	Retained Earnings [Member]	Other Comprehensive (Loss) [Member]	Total Equity Attributable to Equity Holders of PLDT [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2020	₱ 119,665	₱ 510	₱ 1,093	₱ (6,505)	₱ (21)	₱ 130,312	₱ 19	₱ 25,652	₱ (35,652)	₱ 115,408	₱ 4,257
Treasury shares under employee benefit trust (Note 25)	21				₱ 21					21
Cash dividends (Note 19)	(17,860)							(17,776)		(17,776)	(84)
Total comprehensive income (loss):	25,897							26,367	(785)	25,582	315
Net income (loss)	26,676							26,367		26,367	309
Other comprehensive income (loss) (Note 6)									(785)	(785)
Other comprehensive income (loss) (Note 6)	(779)
Other comprehensive income (loss) (Note 6)											6
Equity reserves	(19)						₱ (19)			(19)
Distribution charges on perpetual notes (Note 20)	(236)										(236)
Acquisition and dilution of noncontrolling interests	(3)										(3)
Ending balance at Dec. 31, 2021	127,465	510	1,093	(6,505)		130,312		34,243	(36,437)	123,216	4,249
Cash dividends (Note 19)	(25,396)							(25,338)		(25,338)	(58)
Total comprehensive income (loss):	10,478							10,485	(267)	10,218	260
Net income (loss)	10,735							10,485		10,485	250
Other comprehensive income (loss) (Note 6)									(267)	(267)
Other comprehensive income (loss) (Note 6)	(257)
Other comprehensive income (loss) (Note 6)											10
Distribution charges on perpetual notes (Note 20)	(236)										(236)
Closing of other comprehensive income (loss) cashflow hedges to retained earnings (Note 6)								(1,222)	1,222
Acquisition and dilution of noncontrolling interests	1,733							714		714	1,019
Ending balance at Dec. 31, 2022	113,961	510	1,093	(6,505)		130,312		18,799	(35,482)	108,727	5,234
Transfer of pension	(83)							(83)		(83)
Cash dividends (Note 19)	(23,418)							(23,393)		(23,393)	(25)
Total comprehensive income (loss):	20,079							26,614	(6,730)	19,884	195
Net income (loss)	26,824							26,614		26,614	210
Other comprehensive income (loss) (Note 6)									(6,730)	(6,730)
Other comprehensive income (loss) (Note 6)	(6,745)
Other comprehensive income (loss) (Note 6)											(15)
Distribution charges on perpetual notes (Note 20)	(236)										(236)
Ending balance at Dec. 31, 2023	₱ 110,386	₱ 510	₱ 1,093	₱ (6,505)		₱ 130,312		₱ 22,020	₱ (42,212)	₱ 105,218	₱ 5,168